PORTALTOCHINA.COM, INC.
                       2325 Hurontario Street, Suite 204
                         Mississauga, Ontario  L5A 4K4
                              Tel: (647) 294-8537
                              Fax: (647) 436-2050

                                                                  April 19, 2010

VIA  EDGAR

Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street  N.E.
Washington,  D.C.  20549

Attention:  Evan  S.  Jacobson,  Staff  Attorney


     Re:     PORTALTOCHINA.COM,  INC.
             PRELIMINARY  INFORMATION  STATEMENT  ON  SCHEDULE  14C
             FILE  APRIL  9,  2010
             FILE  NO.  000-52239

Dear  Mr.  Jacobson:

In connection with the above-captioned filing, Portaltochina.com, Inc. (the "Company") is herewith filing with the Commission, via Edgar, a revised preliminary information statement in the form of Schedule 14C that has been marked to indicate the changes thereto (the "Preliminary Information Statement").

The Preliminary Information Statement has been amended to respond to the Staff's letter dated, April 16, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Preliminary Information Statement.

Introduction

Paragraph 1

1. In response to the Staff's comment, we have revised the Preliminary Information Statement to include a discussion of the reason for the name change (see, "Amendment of Articles of Incorporation to Change the Name of the Company").

Paragraph 2

2. In response to the Staff's comment, we have corrected the disclosure in the Preliminary Information Statement concerning our authorized capital (see, "Amendment of Articles of Incorporation to Increase the Authorized Shares").

3. In response to the Staff's comment, we have substantially revised the Preliminary Information Statement by providing the discussion requested by the Staff under a separate heading (see, "Possible Anti-Takeover Effects of the Amendments").

4. In response to the Staff's comment, we have provided the requested statement (see, "Amendment of Articles of Incorporation to Increase the Authorized Shares").

General

In addition to the revisions already discussed, we have made several other substantial revisions to the Preliminary Information Statement:

(1) Headings have been added for the discussion of each key substantive difference between our current Articles of Incorporation and the Amended and Restated Articles of Incorporation.

(2) The discussion of section 5.1 of the Amended and Restated Articles of Incorporation has been substantially revised.

(3) The discussion of section 5.3 of the Amended and Restated Articles of Incorporation has been deleted. Section 5.3 concerns the power of directors to issue stock on whatever terms they deem fit. This power is already granted under the Nevada Business Corporations Act. It is included in the Articles of Incorporation as a more comprehensive affirmation of the directors' authority. As such, the provision is not a substantive difference from the existing powers of our directors, and a discussion of it is unnecessary.

(4) The discussion of section 5.5 of the Amended and Restated Articles of Incorporation has been deleted. Our current Articles of Incorporation already provide for the Company to acquire shares of its own stock. As such, the provision is not a substantive difference from the current Articles of Incorporation, and a discussion of it is unnecessary.

(5) We have significantly revised the discussion of Article 8 of the Amended and Restated Articles of Incorporation.

Exhibit A

Please be advised that a draft version of the Amended and Restated Articles of Incorporation was inadvertently submitted for EDGAR formatting and filing as Exhibit A to the Consent to Action annexed to the Preliminary Information Statement. The Amended and Restated Articles of Incorporation that was approved by the board of directors and the majority shareholders is attached to the Preliminary Information Statement filed herewith. Articles 4 and 8 are different in the correct version of the Amended and Restated Articles of Incorporation, and the format of the section numbering is different.

I confirm as follows:

(1) the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

(2) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

(3) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,



/s/  Caroline  Rechia
Caroline  Rechia
President  &  CEO